Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

July 29, 2024

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Grayscale Funds Trust (the “Trust”)
File Nos. 333-271770 and 811-23876
Registration Statement on Form N-1A

Dear Sir/Madam:

Attached herewith is Pre-Effective Amendment No. 6 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Trust. The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on the Trust’s Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A, which was filed with the SEC on May 1, 2024; and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number or, in my absence, to Mike W. Mundt at (202) 419-8403 or Shawn A. Hendricks at (215) 564-8778.

Sincerely,

/s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.

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